Makefield Managed Futures Strategy Fund
RISK/RETURN
Investment Objectives:

The Fund seeks to achieve absolute returns in both rising and falling equity markets, with an annualized volatility that is generally less than the historical level of volatility experienced by the S&P 500 Index. A secondary objective is to maintain a relatively low correlation to stock and bond market returns.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 21 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Makefield Managed Futures Strategy Fund	Makefield Managed Futures Strategy Fund Class A	Makefield Managed Futures Strategy Fund Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee as a % of amount redeemed if sold within 30 days	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Makefield Managed Futures Strategy Fund		Makefield Managed Futures Strategy Fund Class A	Makefield Managed Futures Strategy Fund Class C
Management Fees		1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.92%	0.92%
Acquired Fund Fees and Expenses	[1][2]	0.15%	0.15%
Total Annual Fund Operating Expenses		2.82%	3.57%
Fee Waiver and/or Reimbursement	[3]	(0.67%)	(0.67%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.15%	2.90%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. The acquired fund fees and expenses estimate does not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The Fund estimates that underlying fund expenses, if presented, would be 0.49%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by the underlying funds to trading advisors on the profits their activities generate. Performance fees generally range from 15% to 35% of the profits of an underlying fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.00%and 2.75% of the daily average net assets attributable to each of the Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Makefield Managed Futures Strategy Fund (USD $)	1 Year	3 Years
Makefield Managed Futures Strategy Fund Class A	781	1,339
Makefield Managed Futures Strategy Fund Class C	293	1,033

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

 The Fund's adviser seeks to achieve the Fund's investment objective by employing dual-strategy diversification through two distinct and complementary strategies:

  "Managed Futures" Strategy and

  "Fixed Income" Strategy

The Fund's adviser believes that, based upon its research on the benefits of diversification, these strategies will produce returns with less volatility than the S&P 500 Index and with relatively low correlation to stock and bond market returns.  The "Managed Futures" strategy attempts to capture returns related to global asset price fluctuations by investing in securities linked to underlying derivative investments on commodities, currencies, fixed income and equity indices.  The Fund's exposure to the derivative investments is achieved primarily by investing in securities of limited partnerships, limited liability companies, and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds") as well as swap contracts and structured notes.  Each Underlying Fund invests according to a managed futures sub-strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which is tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  Underlying Funds use derivatives primarily as substitutes for the asset they represent.  Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds and their respective sub-strategies.  The Fund's adviser selects swap counterparties rated "A" or higher by Moody's, S&P, Fitch, or if unrated, determined by the adviser to be of similar quality.  The Fund does not invest more than 25% of fund assets in derivative contracts with any one counterparty.  Managed Futures sub-strategies include investment styles such as (i) trend-following, (ii) discretionary macro investing based on economic fundamentals and value, (iii) systematic trading, (iv) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities, (v) counter-trend or mean reversion strategies and (vi) pattern-recognition or machine learning technologies.  Managed Futures strategy investments will be made without restriction as to an Underlying Fund's country or currency.

Adviser's Managed Futures Investment Process

The adviser's investment process consists of an ongoing 6-step process.  It is a multi-disciplinary approach designed to identify Underlying Funds by assessing their managers, strategies and historical record of producing positive "alpha" (non-market-direction-related returns that are attributable to astute individual investment selection) and then tactically allocating Fund assets to these Underlying Funds based on set policy decision rules.  Risk management is an important focus of the portfolio design process and is monitored on multiple levels.  Underlying Fund strategies are combined to attempt to reduce volatility and maximize risk-adjusted performance.  An overview of the adviser's investment process is as follows:

  Determine the overall asset allocation to Underlying Fund managed futures sub-strategies based on quantitative and qualitative factors.

  Research and select liquid Underlying Funds within specific managed futures sub-strategies that the adviser believes will outperform other Underlying Funds within a sub-strategy.

  Evaluate the Underlying Fund's manager's investment strategies and internal controls using both internal and external information sources.

  Select Underlying Funds to attempt to achieve low correlation between strategies and minimize losses.

  Tactically adjust asset allocation following gains and/or to enhance risk-adjusted expected performance.

  Ongoing monitoring of portfolio.

The adviser will invest in swap contracts and structured notes that have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds when the adviser believes these substitutes for Underlying Funds have a higher expected return, lower volatility or both.

Adviser's Fixed Income Strategy Investment Process

The "Fixed Income" strategy is designed to provide diversification to the "Managed Futures" strategy by generating interest income and capital appreciation.  The Fixed Income strategy maintains an average maturity range of less than one year (short-term) to 4-7 years (intermediate term). The Fixed Income strategy invests primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, as those rated at least Baa3 by Moody's Investors Service ("Moody's") or at least BBB- by Standard and Poor's Rating Group ("S&P"), or, if, unrated determined by the adviser to be of comparable quality.  Individual fixed income securities are selected without restriction as to maturity, issuer country or type of issuer.

The Fund seeks to achieve its investment objective primarily by diversifying investments among and within asset classes (managed futures and fixed income) that are not expected to have returns that are highly correlated to each other or the equity and fixed income markets in general.

The Fund expects to invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary"), subject to change based on market conditions. Investments in the Subsidiary are intended to provide the fund with exposure to derivative contracts in a manner consistent with the Managed Futures strategy. The Subsidiary will invest the majority of its assets in Underlying Funds, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  However, the Fund may also make Managed Futures investments outside of the Subsidiary.  The Fund's investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary is subject to the same investment restrictions as the Fund.

The adviser sells securities when a price target is met, if a fixed income issuer's credit quality deteriorates, expected return has declined, or to re-allocate Fund asset between fixed income and managed futures strategies or to more attractive investments within each strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and swaps as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

  Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  The Fund's direct use of swaps and indirect use of other derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

  Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

  Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

  Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk:  The adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Regulatory Change Risk:  Recently the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Short Position Risk:  The Fund will incur a loss as a result of a short position in currencies, commodities or financial indices if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

  Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

  Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

  Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund? The Fund's adviser believes the Fund is appropriate for investors who seek absolute returns with low correlation to traditional stock and bond investments.
Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.makefieldfunds.com or by calling 1-855-296-8992.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 1, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	May 10, 2011
Makefield Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to achieve absolute returns in both rising and falling equity markets, with an annualized volatility that is generally less than the historical level of volatility experienced by the S&P 500 Index. A secondary objective is to maintain a relatively low correlation to stock and bond market returns.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 21 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser seeks to achieve the Fund's investment objective by employing dual-strategy diversification through two distinct and complementary strategies:

  "Managed Futures" Strategy and

  "Fixed Income" Strategy

The Fund's adviser believes that, based upon its research on the benefits of diversification, these strategies will produce returns with less volatility than the S&P 500 Index and with relatively low correlation to stock and bond market returns.  The "Managed Futures" strategy attempts to capture returns related to global asset price fluctuations by investing in securities linked to underlying derivative investments on commodities, currencies, fixed income and equity indices.  The Fund's exposure to the derivative investments is achieved primarily by investing in securities of limited partnerships, limited liability companies, and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds") as well as swap contracts and structured notes.  Each Underlying Fund invests according to a managed futures sub-strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which is tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  Underlying Funds use derivatives primarily as substitutes for the asset they represent.  Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds and their respective sub-strategies.  The Fund's adviser selects swap counterparties rated "A" or higher by Moody's, S&P, Fitch, or if unrated, determined by the adviser to be of similar quality.  The Fund does not invest more than 25% of fund assets in derivative contracts with any one counterparty.  Managed Futures sub-strategies include investment styles such as (i) trend-following, (ii) discretionary macro investing based on economic fundamentals and value, (iii) systematic trading, (iv) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities, (v) counter-trend or mean reversion strategies and (vi) pattern-recognition or machine learning technologies.  Managed Futures strategy investments will be made without restriction as to an Underlying Fund's country or currency.

Adviser's Managed Futures Investment Process

The adviser's investment process consists of an ongoing 6-step process.  It is a multi-disciplinary approach designed to identify Underlying Funds by assessing their managers, strategies and historical record of producing positive "alpha" (non-market-direction-related returns that are attributable to astute individual investment selection) and then tactically allocating Fund assets to these Underlying Funds based on set policy decision rules.  Risk management is an important focus of the portfolio design process and is monitored on multiple levels.  Underlying Fund strategies are combined to attempt to reduce volatility and maximize risk-adjusted performance.  An overview of the adviser's investment process is as follows:

  Determine the overall asset allocation to Underlying Fund managed futures sub-strategies based on quantitative and qualitative factors.

  Research and select liquid Underlying Funds within specific managed futures sub-strategies that the adviser believes will outperform other Underlying Funds within a sub-strategy.

  Evaluate the Underlying Fund's manager's investment strategies and internal controls using both internal and external information sources.

  Select Underlying Funds to attempt to achieve low correlation between strategies and minimize losses.

  Tactically adjust asset allocation following gains and/or to enhance risk-adjusted expected performance.

  Ongoing monitoring of portfolio.

The adviser will invest in swap contracts and structured notes that have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds when the adviser believes these substitutes for Underlying Funds have a higher expected return, lower volatility or both.

Adviser's Fixed Income Strategy Investment Process

The "Fixed Income" strategy is designed to provide diversification to the "Managed Futures" strategy by generating interest income and capital appreciation.  The Fixed Income strategy maintains an average maturity range of less than one year (short-term) to 4-7 years (intermediate term). The Fixed Income strategy invests primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, as those rated at least Baa3 by Moody's Investors Service ("Moody's") or at least BBB- by Standard and Poor's Rating Group ("S&P"), or, if, unrated determined by the adviser to be of comparable quality.  Individual fixed income securities are selected without restriction as to maturity, issuer country or type of issuer.

The Fund seeks to achieve its investment objective primarily by diversifying investments among and within asset classes (managed futures and fixed income) that are not expected to have returns that are highly correlated to each other or the equity and fixed income markets in general.

The Fund expects to invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary"), subject to change based on market conditions. Investments in the Subsidiary are intended to provide the fund with exposure to derivative contracts in a manner consistent with the Managed Futures strategy. The Subsidiary will invest the majority of its assets in Underlying Funds, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  However, the Fund may also make Managed Futures investments outside of the Subsidiary.  The Fund's investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary is subject to the same investment restrictions as the Fund.

The adviser sells securities when a price target is met, if a fixed income issuer's credit quality deteriorates, expected return has declined, or to re-allocate Fund asset between fixed income and managed futures strategies or to more attractive investments within each strategy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and swaps as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

  Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  The Fund's direct use of swaps and indirect use of other derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

  Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

  Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

  Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk:  The adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Regulatory Change Risk:  Recently the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Short Position Risk:  The Fund will incur a loss as a result of a short position in currencies, commodities or financial indices if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

  Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

  Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

  Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Who Should Invest in the Fund? The Fund's adviser believes the Fund is appropriate for investors who seek absolute returns with low correlation to traditional stock and bond investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.makefieldfunds.com or by calling 1-855-296-8992.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-296-8992
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.makefieldfunds.com
Makefield Managed Futures Strategy Fund | Makefield Managed Futures Strategy Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.92%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	781
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,339
Makefield Managed Futures Strategy Fund | Makefield Managed Futures Strategy Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.92%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,033

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. The acquired fund fees and expenses estimate does not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The Fund estimates that underlying fund expenses, if presented, would be 0.49%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by the underlying funds to trading advisors on the profits their activities generate. Performance fees generally range from 15% to 35% of the profits of an underlying fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.00%and 2.75% of the daily average net assets attributable to each of the Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.